Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

As of September 30, 2025, substantially all of the Company’s assets were pledged as collateral for the Company’s credit facilities.

On November 30, 2023, the Company entered into a common stock purchase agreement with a 3rd party investor (the “Investor”), to which the investor committed to purchase up to $30 million of the Company’s Class A common stock.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to the Investor, and the Investor is obligated to purchase, shares of Class A common stock in an amount up to $30 million. Such sales of Class A common stock by the Company, if any, will be subject to certain limitations, and may occur from time-to-time in the Company’s sole discretion, over the period commencing once certain customary conditions are satisfied, including the filing and effectiveness of a resale registration statement with the U.S. Securities and Exchange Commission (the “Commission”) with respect to the shares to be sold to the Investor under the Purchase Agreement and ending on the first day of the month following the 24-month anniversary of the date on which the resale registration statement is declared effective by the Commission. The Investor has no right to require the Company to sell any shares of Class A common stock to the Investor, but the Investor is obligated to purchase shares of Class A common stock pursuant to a valid purchase notice delivered by the Company, subject to certain conditions and limitations.

Purchase Price

The shares of Class A common stock to be issued by the Company and purchased by the Investor will be sold at a purchase price equal to 95% of the lowest daily volume-weighted average price of the Class A common stock on the Nasdaq Capital Market (or any eligible substitute exchange) during the three consecutive trading days immediately following the trading date on which a valid purchase notice is delivered to the Investor by the Company. Such purchase price will be adjusted for reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction by the Company with respect to its Class A common stock.

Actual sales of shares of Class A common stock to the Investor will depend on a variety of factors to be determined by the Company from time-to-time, including, among other things, market conditions, the trading price of the Company’s Class A common stock, and the working capital needs, if any, of the Company.

The net proceeds from sales, if any, under the Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of Class A common stock to the Investor. the Company expects that any proceeds received by the Company from such sales to the Investor will be used for working capital and general corporate purposes.

Purchase Limits

Pursuant to the Purchase Agreement, the Company may not require the Investor to purchase, and the Investor will have no obligation to purchase, shares of Class A common stock in excess of a number equal to the lowest of (i) 100% of the average daily trading volume of the Class A common stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable) for the five consecutive trading days immediately prior to the trading date on which a valid purchase notice is delivered to the Investor, (ii) a 30% discount to the daily trading volume in the Class A common stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable), and (iii) $2 million divided by the volume-weighted average price for the Class A common stock on the trading day immediately prior to the trading date on which a valid purchase notice is delivered to the Investor.

Consistent with certain applicable Nasdaq rules, the Company may not issue to the Investor more than 12,143 shares of its Class A common stock (the “Exchange Cap”) under the Purchase Agreement, which number of shares is equal to 19.99% of the shares of the Company’s Class A common stock issued and outstanding immediately prior to the execution of the Purchase Agreement, unless the Company obtains stockholder approval to issue shares of its Class A common stock in excess of such limit in accordance with applicable rules of Nasdaq or any other applicable national stock exchange.

Fees

As consideration for the Investor’s irrevocable commitment to purchase shares of Class A Common Stock, upon execution of the Purchase Agreement, the Company became obligated to issue to the Investor a number of shares of Class A Common Stock equal to $600,000 divided by the average daily volume-weighted average price for the Class A Common Stock on the Nasdaq Capital Market during the five consecutive trading days ending on the trading date immediately prior to the Company’s filing of an initial registration statement pursuant to the Registration Rights Agreement described below. In certain circumstances, the Company may become obligated to pay to the Investor a cash fee equal to $600,000 in lieu of issuing such shares of Class A Common Stock, under the terms and subject to the conditions described more fully in the Purchase Agreement.

Certain Representations, Warranties and Covenants

The Purchase Agreement contains customary representations, warranties, conditions, and indemnification obligations of each of the Company and the Investor. Pursuant to the Purchase Agreement, the Investor has agreed not to enter into or effect, in any manner whatsoever, directly or indirectly, any short sales of the Company’s Class A Common Stock or hedging transaction which establishes a net short position with respect to the Class A Common Stock. In addition, the Company has covenanted, among other things, through the 24-month anniversary of the signing of the Purchase Agreement, to not effect or enter into any agreement to issue any shares of Class A Common Stock or securities convertible into or exercisable or exchangeable into shares of Class A Common Stock except in limited circumstances.

The Company has the right to terminate the Purchase Agreement at any time following the satisfaction of certain conditions precedent relating to the initial sale of shares to the Investor, subject to the Company paying all documented fees and amounts to the Investor’s legal counsel and, if the agreement is terminated prior to effectiveness of the resale registration statement, the Company paying the $600,000 cash commitment fee to the Investor or, if the agreement is terminated after such effectiveness, the Company issuing all commitment shares of Class A Common Stock to the Investor.

The Purchase Agreement will automatically terminate on (i) the 24-month anniversary of the effective date of the initial resale registration statement filed with the Commission, (ii) the date when the Investor purchases its total commitment, (iii) the date when the shares of Class A Common Stock are no longer listed on the Nasdaq Capital Market or another eligible national stock exchange, or (iv) when the Company is subject to a voluntary or involuntary bankruptcy or insolvency proceeding.

In addition, the Investor may terminate the Purchase Agreement upon (i) the occurrence of an event constituting a material adverse effect (as defined in the Purchase Agreement), (ii) the occurrence of a change of control transaction of the Company, (iii) the failure by the Company to file a registration statement by the applicable deadline set forth in the Registration Rights Agreement, (iv) the lapse of the effectiveness, or unavailability of, a registration statement filed by the Company pursuant to the Registration Rights Agreement in certain other circumstances set forth in the Purchase Agreement, (v) the suspension of trading of the Class A Common Stock for a period of three (3) consecutive trading days, or (vi) the material breach of the Purchase Agreement by the Company, which breach is not cured within the 10 trading days after receipt of notice of such breach.

On December 28, 2023, the Company amended the agreement to provide that, if the number of commitment shares required to be issued by the Company to the Investor and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and Rule 13d-3 promulgated thereunder) pursuant to the Purchase Agreement would result in the beneficial ownership by the Investor of more than 4.99% of the outstanding shares of Class A common stock of the Company, then the Company shall be obligated to deliver to the Investor: (i) the number of shares of Class A common stock that, after giving effect to the issuance thereof to the Investor, would result in the Investor and its affiliates beneficially owning one (1) share less than 4.99% of the outstanding shares of Class A common stock of the Company, and (ii) a warrant to purchase shares of Class A common stock (such warrant, the “Warrant” and the shares issuable upon exercise thereof, the “Warrant Shares”), granting the Investor the right to purchase, at an exercise price of $0.01 per Warrant Share, up to that number of Warrant Shares equal to the difference between (x) the number of shares that would be required to be issued to the Investor as commitment shares but-for the 4.99% ownership limitation, and (y) the number of shares of Class A common stock to be issued to the Investor as commitment shares.

The amendment further provided that, if the issuance of the total number of commitment shares of Class A common stock and Warrant Shares by the Company to the Investor would cause the beneficial ownership of the Investor and its affiliates to exceed 19.99% of the outstanding shares of Class A common stock of the Company, and the Company has not obtained stockholder approval for the issuance of such shares of Class A common stock in an amount in excess of the 19.99% ownership threshold in accordance with the applicable rules of The Nasdaq Capital Market on or before May 24, 2024, then the Company shall be obligated to pay to the Investor an amount in cash equal to $600,000 minus the value of the shares of Class A common stock issuable to the Investor as commitment shares and the value of the Warrant Shares issuable upon exercise of the Warrant. Stockholder approval was obtained in March 2024.

On February 14, 2024, the Company issued 12,143 shares of Class A Common stock, per share to an Investor. In addition, the Company, on February 13, 2024, issued a prefunded warrant to purchase up to 16,549 shares of Class A common stock of the Company to the Investor. The Company issued the shares and the warrant in fulfilment to its obligation to issue “commitment shares” to the Investor upon its entry into the purchase agreement. The Company issued the shares and warrant to the Investor exempt from registration pursuant to Rule 506(b) of Regulation D under the Securities Act of 1933. The Company did not receive any proceeds with respect to the issuance of the Commitment Shares or the Warrant and does not expect to receive any material proceeds from the Investor’s exercise, if any, of Warrant for the purchase of Warrant shares.

The Company is no longer selling shares under this agreement and no shares were sold by the Company to the Investor during the quarter ended September 30, 2025.

Common Stock Purchase Agreement

On July 29, 2025, Inspire entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Seven Knots, LLC (“Seven Knots”), pursuant to which Seven Knots committed to purchase, subject to certain conditions and limitations, up to $50 million of shares of the Company’s Class A common stock.

Under the terms of the Purchase Agreement, the Company may, at its sole discretion, direct Seven Knots to purchase shares of common stock in amounts not to exceed $5 million per purchase notice, provided that the closing sale price of the common stock is at least $0.75 per share and other customary conditions are satisfied. Seven Knots’s ownership is limited to 4.99% of the Company’s outstanding common stock.

For the quarter ended September 30, 2025, the Company did not issue or sell any shares of the Company’s Class A common stock under the Purchase Agreement.

Holdback Agreements

As part of the Valley Veterinary Services, Inc. (“Valley Vet”) acquisition in November 2023, a portion of the purchase price in the amount of $200,000 was classified as restricted cash in the accompanying unaudited condensed consolidated balance sheet. The Holdback Agreement dictates that $80,000 is contingent upon both former owners (now employees of the Company) still being employed by the Company as of November 8, 2024 and the Valley Vet Practice’s gross revenue exceeding 105% of the target gross revenue. The remaining $120,000 is contingent upon both former owners (now employees of the Company) still being employed by the Company as of November 8, 2025 and the Valley Vet Practice’s gross revenue exceeding 110% of the target gross revenue.

The Company determined that the first milestone of the Holdback Agreement had been met, as the Valley Vet Practice’s gross revenue exceeded 105% of the target and both former owners remained employed. As a result, the Company released and paid out the $80,000 holdback amount in accordance with the agreement in January 2025. The remaining holdback amount of $120,000 is classified as restricted cash in the accompanying unaudited condensed balance sheet as of September 30, 2025.

As part of the DeBary Animal Clinic acquisition in June 2025, a portion of the purchase price in the amount of $114,500 was classified as restricted cash in the accompanying unaudited condensed consolidated balance sheet. The Holdback Agreement dictates that $40,000 is contingent upon former owner (now employee of the Company) still being employed by the Company as of June 3, 2026 and the DeBary Animal Clinic’s gross revenue exceeding 105% of the target gross revenue. The remaining $74,500 is contingent upon both former owners (now employees of the Company) still being employed by the Company as of June 3, 2027 and the DeBary Animal Clinic’s gross revenue exceeding 110% of the target gross revenue.

15.	Commitments and Contingencies

As of December 31, 2024, substantially all of the Company’s assets were pledged as collateral for the Company’s credit facilities.

Common Stock Purchase Agreement

On November 30, 2023, the Company entered into a common stock purchase agreement with a 3rd party investor (the “Investor”), to which the investor committed to purchase up to $30 million of the Company’s Class A common stock.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to the Investor, and the Investor is obligated to purchase, shares of Class A Common Stock in an amount up to $30 million. Such sales of Class A Common Stock by the Company, if any, will be subject to certain limitations, and may occur from time-to-time in the Company’s sole discretion, over the period commencing once certain customary conditions are satisfied, including the filing and effectiveness of a resale registration statement with the U.S. Securities and Exchange Commission (the “Commission”) with respect to the shares to be sold to the Investor under the Purchase Agreement and ending on the first day of the month following the 24-month anniversary of the date on which the resale registration statement is declared effective by the Commission. The Investor has no right to require the Company to sell any shares of Class A Common Stock to the Investor, but the Investor is obligated to purchase shares of Class A Common Stock pursuant to a valid purchase notice delivered by the Company, subject to certain conditions and limitations.

Purchase Price

The shares of Class A Common Stock to be issued by the Company and purchased by the Investor will be sold at a purchase price equal to 95% of the lowest daily volume-weighted average price of the Class A Common Stock on the Nasdaq Capital Market (or any eligible substitute exchange) during the three consecutive trading days immediately following the trading date on which a valid purchase notice is delivered to the Investor by the Company. Such purchase price will be adjusted for reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction by the Company with respect to its Class A Common Stock.

Actual sales of shares of Class A Common Stock to the Investor will depend on a variety of factors to be determined by the Company from time-to-time, including, among other things, market conditions, the trading price of the Company’s Class A Common Stock, and the working capital needs, if any, of the Company.

The net proceeds from sales, if any, under the Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of Class A Common Stock to the Investor. the Company expects that any proceeds received by the Company from such sales to the Investor will be used for working capital and general corporate purposes.

Purchase Limits

Pursuant to the Purchase Agreement, the Company may not require the Investor to purchase, and the Investor will have no obligation to purchase, shares of Class A Common Stock in excess of a number equal to the lowest of (i) 100% of the average daily trading volume of the Class A Common Stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable) for the five consecutive trading days immediately prior to the trading date on which a valid purchase notice is delivered to the Investor, (ii) a 30% discount to the daily trading volume in the Class A Common Stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable), and (iii) $2 million divided by the volume-weighted average price for the Class A Common Stock on the trading day immediately prior to the trading date on which a valid purchase notice is delivered to the Investor.

Consistent with certain applicable Nasdaq rules, the Company may not issue to the Investor more than 12,143 shares of its Class A Common Stock (the “Exchange Cap”) under the Purchase Agreement, which number of shares is equal to 19.99% of the shares of the Company’s Class A Common Stock issued and outstanding immediately prior to the execution of the Purchase Agreement, unless the Company obtains stockholder approval to issue shares of its Class A Common Stock in excess of such limit in accordance with applicable rules of Nasdaq or any other applicable national stock exchange.

Fees

As consideration for the Investor’s irrevocable commitment to purchase shares of Class A Common Stock, upon execution of the Purchase Agreement, the Company became obligated to issue to the Investor a number of shares of Class A Common Stock equal to $600,000 divided by the average daily volume-weighted average price for the Class A Common Stock on the Nasdaq Capital Market during the five consecutive trading days ending on the trading date immediately prior to the Company’s filing of an initial registration statement pursuant to the Registration Rights Agreement described below. In certain circumstances, the Company may become obligated to pay to the Investor a cash fee equal to $600,000 in lieu of issuing such shares of Class A Common Stock, under the terms and subject to the conditions described more fully in the Purchase Agreement.

Certain Representations, Warranties and Covenants

The Purchase Agreement contains customary representations, warranties, conditions, and indemnification obligations of each of the Company and the Investor. Pursuant to the Purchase Agreement, the Investor has agreed not to enter into or effect, in any manner whatsoever, directly or indirectly, any short sales of the Company’s Class A Common Stock or hedging transaction which establishes a net short position with respect to the Class A Common Stock. In addition, the Company has covenanted, among other things, through the 24-month anniversary of the signing of the Purchase Agreement, to not effect or enter into any agreement to issue any shares of Class A Common Stock or securities convertible into or exercisable or exchangeable into shares of Class A Common Stock except in limited circumstances.

The Company has the right to terminate the Purchase Agreement at any time following the satisfaction of certain conditions precedent relating to the initial sale of shares to the Investor, subject to the Company paying all documented fees and amounts to the Investor’s legal counsel and, if the agreement is terminated prior to effectiveness of the resale registration statement, the Company paying the $600,000 cash commitment fee to the Investor or, if the agreement is terminated after such effectiveness, the Company issuing all commitment shares of Class A Common Stock to the Investor.

The Purchase Agreement will automatically terminate on (i) the 24-month anniversary of the effective date of the initial resale registration statement filed with the Commission, (ii) the date when the Investor purchases the Total Commitment, (iii) the date when the shares of Class A Common Stock are no longer listed on the Nasdaq Capital Market or another eligible national stock exchange, or (iv) when the Company is subject to a voluntary or involuntary bankruptcy or insolvency proceeding.

In addition, the Investor may terminate the Purchase Agreement upon (i) the occurrence of an event constituting a material adverse effect (as defined in the Purchase Agreement), (ii) the occurrence of a change of control transaction of the Company, (iii) the failure by the Company to file a registration statement by the applicable deadline set forth in the Registration Rights Agreement, (iv) the lapse of the effectiveness, or unavailability of, a registration statement filed by the Company pursuant to the Registration Rights Agreement in certain other circumstances set forth in the Purchase Agreement, (v) the suspension of trading of the Class A Common Stock for a period of three (3) consecutive trading days, or (vi) the material breach of the Purchase Agreement by the Company, which breach is not cured within the 10 trading days after receipt of notice of such breach.

On December 28, 2023, the Company amended the agreement to provide that, if the number of commitment shares required to be issued by the Company to the Investor and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and Rule 13d-3 promulgated thereunder) pursuant to the Purchase Agreement would result in the beneficial ownership by the Investor of more than 4.99% of the outstanding shares of Class A common stock of the Company, then the Company shall be obligated to deliver to the Investor: (i) the number of shares of Class A common stock that, after giving effect to the issuance thereof to the Investor, would result in the Investor and its affiliates beneficially owning one (1) share less than 4.99% of the outstanding shares of Class A common stock of the Company, and (ii) a warrant to purchase shares of Class A common stock (such warrant, the “Warrant” and the shares issuable upon exercise thereof, the “Warrant Shares”), granting the Investor the right to purchase, at an exercise price of $0.0001 per Warrant Share, up to that number of Warrant Shares equal to the difference between (x) the number of shares that would be required to be issued to the Investor as commitment shares but-for the 4.99% ownership limitation, and (y) the number of shares of Class A common stock to be issued to the Investor as commitment shares.

The amendment further provided that, if the issuance of the total number of commitment shares of Class A common stock and Warrant Shares by the Company to the Investor would cause the beneficial ownership of the Investor and its affiliates to exceed 19.99% of the outstanding shares of Class A common stock of the Company.

On February 14, 2024, the Company issued 486 shares of Class A Common stock to an Investor. In addition, the Company, on February 13, 2024, issued a prefunded warrant to purchase up to 662 shares of Class A common stock of the Company to the Investor. The Company issued the shares and the warrant in fulfilment to its obligation to issue “commitment shares” to the Investor upon its entry into the purchase agreement. The Company issued the shares and warrant to the Investor exempt from registration pursuant to Rule 506(b) of Regulation D under the Securities Act of 1933. The Company did not receive any proceeds with respect to the issuance of the Commitment Shares or the Warrant and does not expect to receive any material proceeds from the Investor’s exercise, if any, of Warrant for the purchase of Warrant shares.

Holdback Agreement

As part of the Valley Veterinary Services, Inc. acquisition in November 2023, a portion of the purchase price in the amount of $200,000 as part of the Holdback Agreement classified as restricted cash in the accompanying consolidated balance sheet. The Holdback Agreement dictates that $80,000 is contingent upon both former owners (now employees of the Company) still being employed by the Company as of November 8, 2025 and the Valley Vet Practice’s gross revenue exceeding 105% of the target gross revenue. The remaining $120,000 is contingent upon both former owners (now employees of the Company) still being employed by the Company as of November 8, 2025 and the Valley Vet Practice’s gross revenue exceeding 110% of the target gross revenue.

As the contingent consideration arrangement in which the Holdback amounts are automatically forfeited if the employment of the former owners (now employees of the Company) terminates is accounted for as compensation for post combination services. The Company will recognize the contingent consideration from the Holdback Agreement when probable.

As of the year ended December 31, 2024, the Company determined that the first milestone of the Holdback Agreement had been met, as the Valley Vet Practice’s gross revenue exceeded 105% of the target and both former owners remained employed. As a result, the Company released and paid out the $80,000 holdback amount in accordance with the agreement in January 2025.

Lawsuit Against Former Employee

The Company is addressing a situation where a former animal clinic and hospital violated their non-compete agreement post-employment. Quantifying the resulting harm is complex and ongoing. Legal action has been initiated in Ohio State Court against the former owner, with efforts underway to fulfill court requirements for service. The Company’s claim is straightforward, with no counterclaims. It anticipates a favorable judgment, likely resulting in compensation below a certain threshold.